VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
Virtus Emerging Markets Opportunities Fund
Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses VIRTUS EMERGING MARKETS OPPORTUNITIES FUND		Class A		Class C		Class I		Class R6
Management Fees		0.96%		0.96%		0.96%		0.96%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%		1.00%		none		none
Shareholder Servicing Fee		none		none		0.05%		none
Remainder of Other Expenses		0.35%		0.35%		0.35%		0.24%
Total Other Expenses		0.35%	[1]	0.35%	[1]	0.40%	[1]	0.24%	[2]
Acquired Fund Fees and Expenses		0.01%		0.01%		0.01%		0.01%
Total Annual Fund Operating Expenses	[3]	1.57%		2.32%		1.37%		1.21%
Less: Fee Waiver						(0.05%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver		1.57%	[1]	2.32%	[1]	1.32%	[1],[4]	1.21%	[2]
[1]	Restated to reflect current expenses.
[2]	Estimated for current fiscal year, as annualized.
[3]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expense to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[4]	The fund's distributor has contractually agreed to waive the Shareholder Servicing Fee through April 30, 2016.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example VIRTUS EMERGING MARKETS OPPORTUNITIES FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	726	1,042	1,381	2,335
Class C	Sold	335	724	1,240	2,656
Class I	Sold or Held	134	429	745	1,642
Class R6	Sold or Held	123	384	665	1,466

Expense Example, No Redemption VIRTUS EMERGING MARKETS OPPORTUNITIES FUND (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	726	1,042	1,381	2,335
Class C	Held	235	724	1,240	2,656
Class I	Sold or Held	134	429	745	1,642
Class R6	Sold or Held	123	384	665	1,466